Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,508,354.34
Previously Paid Amount	15,575.01
Total Fee Amount	15,847.12
Total Offset Amount	0.00
Net Fee	$ 272.11